Income Taxes (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Income Tax [Line Items]
Examination period of state and local income tax returns	3 years
Maximum [Member]
Income Tax [Line Items]
Examination period of state and local income tax returns	5 years